ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Payables and Accruals [Abstract]
Payroll and welfare payable	$ 8,100	¥ 50,807	$ 12,029	¥ 78,263	¥ 47,221
Business tax, VAT and surcharges payable	4,452	27,926	1,383	8,995	2,205
Interest payable	214	1,340	247	1,608	897
Accrued expenses	7,294	45,751	6,386	41,553	35,758
Accrual for purchase of property and equipment	870	5,455	1,420	9,241	7,292
Payable for acquisition consideration	0	0	3,939	25,626	0
Others	1,160	7,274	894	5,813	2,785
Accounts Payable and Accrued Liabilities, Current	$ 22,090	¥ 138,553	$ 26,298	¥ 171,099	¥ 96,158